Shareholder Fees {- Fidelity® New Jersey Municipal Income Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 | Fidelity® New Jersey Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none